Property, Plant and Equipment - Summarized Capitalized Borrowing Costs and Interest Rate (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs	$ 141,966	$ 421,618	$ 624,235
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate range	1.07%	1.04%	1.09%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate range	5.71%	5.59%	5.24%